Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income from Continuing Operations Before Income Taxes

All of the income from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2014, 2013 and 2012 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Income before income taxes	$27,407	$17,891	$2,006

Schedule of Components of Current and Deferred Income Tax Expense

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Current tax expense	$15	$686	$—
Deferred tax expense	—	2,141	1,261

Income tax expense	$15	$2,827	$1,261

Summary of Tax Rate Reconciliation

Income taxes attributable to income from continuing operations was an income tax expense of $15, $2,827 and $1,261 for the years ended December 31, 2014, 2013 and 2012, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 27% in 2014 and 28% in the years before to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2014	2013	2012
Income tax expense at Norwegian ordinary tax regime(1)	$—	$111	$562
Income tax expense at Norwegian tonnage tax regime		188	—
Income tax expense within UK	15	—	—
Adjustments for amounts not taxable under tonnage tax regime	—	—	(3,154)
Adjustments due to permanent differences	—	—	2,228
Translation differences (1)	—	(168)	(605)
Entrance tax into the Norwegian tonnage tax regime	—	2,696	—
Reduction in income tax benefit resulting from a change in valuation allowance	—	—	2,230

Income tax expense	$15	$2,827	$1,261

Effective tax rate	0%	16%	63%

(1)	These tax elements are related to the carve-out period in 2013, a total tax benefit of $57.

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below.

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Deferred tax assets:
Interest rate swaps	$—	$41
Financial loss carry forwards for tonnage tax	9,100	7,718

Total deferred tax asset	9,100	7,759
Less valuation allowance	(9,100)	(7,759)

Net deferred tax asset	—	—

Deferred tax liabilities:
Entrance tax	1,402	2,141

Total deferred tax liabilities	1,402	2,141

Net deferred tax liabilities	$1,402	$2,141

The net deferred tax liability is classified in the consolidated and combined carve-out balance sheets as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	(1,402)	(2,141)

Net deferred tax liabilities	$(1,402)	$(2,141)

Changes in the net deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Net deferred tax liabilities at January 1	$2,141	$2,807
Change in temporary differences	(350)	111
Translation differences	(389)	(168)
Elimination of deferred tax not transferred to the partnership	—	(2,750)
Changes in temporary differences after the IPO date	—	2,141

Net deferred tax liabilities at December 31	$1,402	$2,141